INVESTMENTS	12 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
5. INVESTMENTS
The following tables summarize investments by type of security as of September 30, 2024 and 2023, respectively (amounts in thousands):

September 30, 2024:	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. Treasury, short-term	$3,841	$1	$(6)	$3,836
Commercial paper, short-term	15,964	20	—	15,984
Corporate debt securities, short-term	17,008	56	—	17,064
Corporate debt securities, long-term	11,328	84	(2)	11,410
Total	$48,141	$161	$(8)	$48,294

September 30, 2023:	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
Available-for-sale securities:
U.S. Treasury, short-term	$40,329	$1	$(76)	$40,254
Corporate debt securities, short-term	34,545	—	(99)	34,446
U.S. Treasury, long-term	1,371	—	(67)	1,304
Total	$76,245	$1	$(242)	$76,004
No other-than-temporary impairment charges were recognized in the twelve months ended September 30, 2024, 2023, and 2022. The Company had no realized gain or loss from the sale of available-for-sale securities during each of the twelve months ended September 30, 2024 and 2023. The Company realized a $0.3 million loss from the sale of available-for-sale securities during the twelve months ended September 30, 2022. This amount was reclassified to the statement of operations and comprehensive income (loss) net of a tax benefit of $0.1 million.
The following table summarizes the fair market value and net carrying value of the available-for-sale securities by contractual maturity (amounts in thousands):

	Available-for-sale securities
	Cost	Fair Market Value
Due within 1 year	$36,813	$36,884
Due in 1 to 5 years	11,328	11,410
Total	$48,141	$48,294